Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Schedule Of Other Assets [Line Items]
Debt service accounts	$ 28,530
Receivables from related parties	3,232
Prepaid expenses and debt issuance costs, net	10,942
Interest-earning collateral deposits	2,630
Other		2,860
Total	$ 45,334	$ 2,860